Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information - Revenue by Geographic Region

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Asia	$136,515	$119,344	$120,660
Europe	71,531	95,542	86,633
North America	18,576	3,118	17,862
Australia	149	1,375	6,206
Total	$226,771	$219,379	$231,361